Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

(21)	Goodwill and Other Intangible Assets

(a)	Goodwill

The Company accounted for its acquisitions of additional equity interests in Tianwei Yingli and Chengdu Yingli prior to December 31, 2008 using the purchase method. This method required that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities assumed based on a pro-rata share of their estimated fair values. The Company made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed based on independent appraisal reports as well as its experience in valuation of similar assets and liabilities. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Goodwill arose resulting from the Company’s acquisition of noncontrolling interest in both Tianwei Yingli (as described below) and Chengdu Yingli. Goodwill is not deductible for tax purposes. The following table sets forth the changes in goodwill for the years ended December 31, 2008, 2009 and 2010:

RMB

Balances as of December 31, 2007	27,856

Acquisition of additional equity interest in Tianwei Yingli	245,810

Balances as of December 31, 2008	273,666

Balances as of December 31, 2009	273,666

Balances as of December 31, 2010	273,666

US$	41,464

On November 20, 2006, December 18, 2006, June 25, 2007 and March 14, 2008, the Company made equity contributions of RMB 130,940, RMB 484,840, RMB 908,600 and RMB 1,750,840 into Tianwei Yingli, respectively, which increased the Company’s equity interest in Tianwei Yingli to 53.98%, 62.13%, 70.11% and 74.01%, accordingly. The acquisitions of the noncontrolling interest were accounted for by the Company using the purchase method of accounting.

The following table summarizes the purchase price allocated to the fair value of the Company’s share of the net assets acquired at acquisition dates:

	November 20,	December 18,	June 25,	March 14,
	2006	2006	2007	2008
	RMB	RMB	RMB	RMB

Total cash consideration	130,940	484,840	908,600	1,750,840
Less: Ownership interest in cash consideration	(70,681)	(301,232)	(637,019)	(1,295,797)

Net cash consideration	60,259	183,608	271,581	455,043

Net tangible assets acquired (excluding deferred income taxes)	11,514	34,345	96,324	111,096
Deferred income tax liabilities, net	(3,622)	(11,537)	(16,084)	(19,643)
Identifiable intangible assets:
Trademarks	5,044	10,554	28,019	14,055
Technical know-how	25,432	82,177	51,301	46,066
Customer relationships	7,141	15,485	23,395	20,650
Order backlog	2,268	9,683	6,624	4,699
Short-term supplier contracts	2,761	1,542	—	—
Long-term supplier contracts	5,736	41,360	58,414	32,310
Goodwill	3,985	—	23,588	245,810

Purchase price allocated	60,259	183,608	271,581	455,043

The purchase price allocation for the acquisitions is determined by the management, with reference to their experience in photovoltaic manufacturing business in the PRC.

(b)	Intangible assets

As of December 31, 2009 and 2010, the Company’s intangible assets related to the Company’s acquisitions of equity interest in Tianwei Yingli and technical know-how contributed by a noncontrolling interest holder of a subsidiary of the Company, and consisted of the followings:

	December 31, 2009
	Weighted
	Average	Gross
	Amortization	Carrying	Accumulated		Intangibles,
	Period	Amount	Amortization	Impairment	Net
	Years	RMB	RMB	RMB	RMB

Trademark	Indefinite	57,672	—	—	57,672
Technical know-how	5.7	207,602	(95,574)	—	112,028
Customer relationship	5.8	66,671	(28,545)	—	38,126
Order backlog	1.3	23,274	(23,274)	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—

Total		497,342	(158,339)	(131,177)	207,826

	December 31, 2010
	Weighted
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Impairment	Intangibles, Net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	8,738
Technical know-how	5.7	209,084	(132,803)	—	76,281	11,558
Customer relationship	5.8	66,671	(40,130)	—	26,541	4,022
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—	—

Total		498,824	(207,153)	(131,177)	160,494	24,318

Technical know-how represents self-developed technologies, which were feasible at the acquisition date and technologies contributed by a noncontrolling interest holder of a subsidiary of the Company. These technologies included the design and configuration of the Company’s PV manufacturing line, manufacturing technologies and process for high efficiency silicon solar cells and provision of innovations for continuous improvement of cell efficiencies and manufacturing cost reduction. Management estimated that the economic useful life of technical know-how by taking into consideration of the remaining life cycle of the current manufacturing technologies.

Management estimated the useful life of the customer relationships based primarily on the historical experience of the Company’s customer attrition rate and management estimated sales to these customers in future years. The straight-line method of amortization has been adopted as the pattern in which the economic benefit of the customer relationship are used, cannot be reliably determined. Order backlog represented several unfulfilled sales agreements where delivery of goods was scheduled through March 2009.

The estimated fair values of short-term and long-term supply agreements were determined based on the present values of the after-tax cost savings of the Company’s short-term and long-term supply agreements. The after-tax cost savings of the Company’s short-term and long-term supply agreements were based on the difference of price of polysilicon between the agreed purchase price per the supply contracts and the forecasted spot market price at time of the forecasted inventory acquisition. The after-tax costs savings also considered the interest impact of making the pre-payments in accordance with the supply agreements payment terms. Management estimated the useful life of the short-term and long-term supply agreements based upon the contractual delivery periods specified in each agreement. The long-term supply agreements relate to four long-term polysilicon supply agreements with delivery period commencing in 2009.

The impairment of intangible assets related to long-term supply agreements arising from the aforementioned step-up acquisitions of Tianwei Yingli. Due to the continuous decrease in the price of polysilicon, the Company recognized an impairment loss of RMB 131,177 to reflect the difference between the carrying amount and the fair value of the intangible assets for the year ended December 31, 2009.

The aggregated amortization expense for intangible assets for the years ended December 31, 2008, 2009 and 2010 is as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Cost of revenues
Long-term supplier agreements	—	6,643	—	—
Selling expenses
Customer relationship	10,843	11,585	11,585	1,755
Order back-log	10,632	979	—	—
General and administrative expenses
Technical know-how	34,870	37,179	37,229	5,641

Total amortization expense	56,345	56,386	48,814	7,396

As of December 31, 2010, the estimated amortization expense for the next five years is as follows:

December 31,
2010
RMB

2011	49,016
2012	47,863
2013	4,216
2014	546
2015	453